Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Detailed Information about Property, Plant and Equipment

	12/31/2024
	Buildings	Furniture and fittings stuffs	Improvements in properties of third parties	Computers and peripherals - improvements	Equipment and tools	Work of arts and others	Total
Cost
At January 1, 2024	—	12,858	48,963	7,634	10,325	791	80,571
Assets recognized as a result of business combination	27,889	1,985	16,453	2,378	211	160	49,076
Acquisitions, net of disposals	—	346	523	1,277	185	(275)	2,056
Write-off of fully depreciated items	—	(4,655)	(138)	(5,046)	(3,415)		(13,253)
Foreign Exchange variations of property and equipment abroad	—	—	5,150	—	1,484	—	6,634

At December 31, 2024	27,889	10,534	70,951	6,243	8,790	676	125,083

Accumulated depreciation
At January 1, 2024	—	(9,303)	(43,205)	(6,128)	(9,344)	—	(67,980)
Depreciation	(93)	(937)	(3,414)	(702)	(379)	—	(5,525)
Write-off of fully depreciated items	—	4,608	138	5,046	3,415	—	13,207
Foreign Exchange variations of property and equipment abroad	—	132	(4,329)	(15)	(1,430)	(11)	(5,653)

At December 31, 2024	(93)	(5,500)	(50,810)	(1,799)	(7,738)	(11)	(65,951)

Net book value
At January 1, 2024	—	3,555	5,758	1,506	981	791	12,591

At December 31, 2024	27,796	5,035	20,141	4,444	1,052	664	59,132

Annual depreciation rate - %	50	From 5 to 10	From 10 to 20	20	From 5 to10	—	—

	12/31/2023
	Furniture and fittings stuffs	Improvements in properties of third parties	Computers and peripherals - improvements	Equipment and tools	Work of arts and others	Total
Cost
At January 1, 2023	11,782	47,824	7,113	10,241	873	77,833
Acquisitions	1,076	2,574	521	496	(82)	4,585
Foreign Exchange variations of property and equipment abroad	—	(1,435)	—	(412)	—	(1,847)

At December 31, 2023	12,858	48,963	7,634	10,325	791	80,571

Accumulated depreciation
At January 1, 2023	(8,473)	(42,188)	(5,707)	(9,514)	—	(65,882)
Depreciation	(830)	(2,447)	(421)	(229)	—	(3,927)
Foreign Exchange variations of property and equipment abroad		1,430	—	399	—	1,829

At December 31, 2023	(9,303)	(43,205)	(6,128)	(9,344)	—	(67,980)

Net book value
At January 1, 2023	3,309	5,636	1,406	727	873	11,951

At December 31, 2023	3,555	5,758	1,506	981	791	12,591

Annual depreciation rate - %	From 5 to 10	From 10 to 20	20	From 5 to10	—	—